Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments [Line Items]
Note payable to related party	$ 25,808	$ 25,808	$ 30,493
Cross currency interest rate contract
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	39,806
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,270,138	1,753,210
Development loans and other receivables	0	0
Total derivative instruments	0	0
Total financial assets	1,270,138	1,753,210
Long-term debt	2,623,628	2,418,580
Note payable to related party	0	0
Convertible debentures	276	519
Total derivative instruments	0	0
Total financial liabilities	2,623,904	2,419,099
Level 1 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Convertible debentures	0
Level 1 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 1 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 1 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments		0
Level 1 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Level 1 | Preferred shares, Series C | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	0
Development loans and other receivables	50,300	33,286
Total derivative instruments	73,397	5,260
Total financial assets	123,697	38,546
Long-term debt	4,075,403	4,125,352
Note payable to related party	15,180	25,808
Convertible debentures	0	0
Total derivative instruments	41,420	58,614
Total financial liabilities	4,143,678	4,224,354
Level 2 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Convertible debentures	0
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	69,188	1,581
Total derivative instruments		7,008
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,659
Level 2 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,721
Total derivative instruments		1,348
Level 2 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	283
Level 2 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,614
Level 2 | Cross currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,267
Level 2 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,435
Level 2 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	24,371	50,258
Level 2 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	11,675	14,580
Level 2 | Preferred shares, Series C | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	74,083	95,246
Development loans and other receivables	0	0
Total derivative instruments	10,503	15,362
Total financial assets	84,586	110,608
Long-term debt	0	0
Note payable to related party	0	0
Convertible debentures	0	0
Total derivative instruments	128,901	61,631
Total financial liabilities	128,901	61,631
Level 3 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Convertible debentures	120,284
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments		60,462
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	393
Total derivative instruments		1,169
Level 3 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments		0
Level 3 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,110
Level 3 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 3 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 3 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Level 3 | Preferred shares, Series C | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	8,617
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,344,207	1,848,456
Development loans and other receivables	53,680	32,261
Total derivative instruments	83,900	20,622
Total financial assets	1,481,787	1,901,339
Long-term debt	7,512,017	6,211,375
Note payable to related party	25,808	25,808
Convertible debentures	245	277
Total derivative instruments	170,321	120,245
Total financial liabilities	7,720,463	6,371,053
Carrying amount | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Convertible debentures	120,284
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments		60,462
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	393
Total derivative instruments		1,169
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	69,188	1,581
Total derivative instruments		7,008
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,659
Carrying amount | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,110
Carrying amount | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,721
Total derivative instruments		1,348
Carrying amount | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	283
Carrying amount | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,614
Carrying amount | Cross currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,267
Carrying amount | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,435
Carrying amount | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	24,371	50,258
Carrying amount | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	12,072	13,348
Carrying amount | Preferred shares, Series C | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	8,617
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,344,207	1,848,456
Development loans and other receivables	50,300	33,286
Total derivative instruments	83,900	20,622
Total financial assets	1,478,407	1,902,364
Long-term debt	6,699,031	6,543,933
Note payable to related party	15,180	25,808
Convertible debentures	276	519
Total derivative instruments	170,321	120,245
Total financial liabilities	6,896,483	6,705,085
Fair value | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Convertible debentures	120,284
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments		60,462
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	393
Total derivative instruments		1,169
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	69,188	1,581
Total derivative instruments		7,008
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,659
Fair value | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,110
Fair value | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,721
Total derivative instruments		1,348
Fair value | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	283
Fair value | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,614
Fair value | Cross currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,267
Fair value | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,435
Fair value | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	24,371	50,258
Fair value | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	11,675	$ 14,580
Fair value | Preferred shares, Series C | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	8,617
Fair value | Level 1 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Fair value | Level 1 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Fair value | Level 3 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Fair value | Level 3 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 0